CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock , par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	99,990,000	99,990,000	99,990,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common Class A
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Outstanding shares subject to redemption (in shares)	50,000,000	50,000,000
Redemption price (in dollars per share)	$ 11.13	$ 11.01	$ 10.46
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	9,000,000,000	9,000,000,000	9,000,000,000
Common stock, outstanding (in shares)	50,000,000	50,000,000	50,000,000
Common Class B
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	900,000,000	900,000,000	900,000,000
Common stock, outstanding (in shares)	12,500,000	12,500,000	12,500,000
Common stock, issued (in shares)	12,500,000	12,500,000	12,500,000
Common Class A Not Subject To Redemption
Common stock, outstanding (in shares)	0	0	0
Common stock, issued (in shares)	0	0	0